Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 8.8%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	329,705	4,952,169
Verizon Communications, Inc.	193,887	6,283,878
Total		11,236,047
Entertainment 1.3%
Activision Blizzard, Inc.	32,994	3,089,228
Electronic Arts, Inc.	11,370	1,368,948
Live Nation Entertainment, Inc.(a)	6,539	542,999
Netflix, Inc.(a)	20,438	7,717,389
Take-Two Interactive Software, Inc.(a)	7,284	1,022,601
Walt Disney Co. (The)(a)	84,388	6,839,647
Warner Bros Discovery, Inc.(a)	102,293	1,110,902
Total		21,691,714
Interactive Media & Services 5.8%
Alphabet, Inc., Class A(a)	273,625	35,806,568
Alphabet, Inc., Class C(a)	232,757	30,689,010
Match Group, Inc.(a)	12,825	502,419
Meta Platforms, Inc., Class A(a)	102,504	30,772,726
Total		97,770,723
Media 0.8%
Charter Communications, Inc., Class A(a)	4,694	2,064,515
Comcast Corp., Class A	189,812	8,416,264
Fox Corp., Class A	11,700	365,040
Fox Corp., Class B	6,084	175,706
Interpublic Group of Companies, Inc. (The)	17,753	508,801
News Corp., Class A	17,569	352,434
News Corp., Class B	5,327	111,174
Omnicom Group, Inc.	9,112	678,662
Paramount Global, Class B	22,239	286,883
Total		12,959,479
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.(a)	23,873	3,343,414
Total Communication Services		147,001,377
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.6%
Auto Components 0.1%
Aptiv PLC(a)	13,044	1,286,008
BorgWarner, Inc.	10,841	437,651
Total		1,723,659
Automobiles 2.2%
Ford Motor Co.	181,311	2,251,883
General Motors Co.	63,456	2,092,144
Tesla, Inc.(a)	127,352	31,866,017
Total		36,210,044
Broadline Retail 3.3%
Amazon.com, Inc.(a)	418,744	53,230,737
eBay, Inc.	24,543	1,082,101
Etsy, Inc.(a)	5,673	366,363
Total		54,679,201
Distributors 0.1%
Genuine Parts Co.	6,477	935,149
LKQ Corp.	12,339	610,904
Pool Corp.	1,801	641,336
Total		2,187,389
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A(a)	19,663	2,697,960
Booking Holdings, Inc.(a)	1,646	5,076,182
Caesars Entertainment, Inc.(a)	9,929	460,209
Carnival Corp.(a)	46,458	637,404
Chipotle Mexican Grill, Inc.(a)	1,272	2,330,088
Darden Restaurants, Inc.	5,575	798,451
Domino’s Pizza, Inc.	1,619	613,261
Expedia Group, Inc.(a)	6,357	655,216
Hilton Worldwide Holdings, Inc.	12,061	1,811,321
Las Vegas Sands Corp.	15,160	694,934
Marriott International, Inc., Class A	11,554	2,271,054
McDonald’s Corp.	33,610	8,854,218
MGM Resorts International	12,946	475,895
Norwegian Cruise Line Holdings Ltd.(a)	19,620	323,338
Royal Caribbean Cruises Ltd.(a)	10,869	1,001,470
2	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	52,825	4,821,338
Wynn Resorts Ltd.	4,466	412,703
Yum! Brands, Inc.	12,923	1,614,600
Total		35,549,642
Household Durables 0.3%
D.R. Horton, Inc.	14,042	1,509,094
Garmin Ltd.	7,064	743,133
Lennar Corp., Class A	11,646	1,307,030
Mohawk Industries, Inc.(a)	2,438	209,205
NVR, Inc.(a)	151	900,458
PulteGroup, Inc.	10,121	749,460
Whirlpool Corp.	2,528	337,994
Total		5,756,374
Leisure Products 0.0%
Hasbro, Inc.	6,015	397,832
Specialty Retail 2.1%
AutoZone, Inc.(a)	837	2,125,971
Bath & Body Works, Inc.	10,557	356,826
Best Buy Co., Inc.	8,957	622,243
CarMax, Inc.(a)	7,297	516,117
Home Depot, Inc. (The)	46,367	14,010,253
Lowe’s Companies, Inc.	27,025	5,616,876
O’Reilly Automotive, Inc.(a)	2,786	2,532,084
Ross Stores, Inc.	15,711	1,774,557
TJX Companies, Inc. (The)	53,002	4,710,818
Tractor Supply Co.	5,018	1,018,905
Ulta Beauty, Inc.(a)	2,297	917,537
Total		34,202,187
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	56,499	5,402,434
Ralph Lauren Corp.	1,863	216,276
Tapestry, Inc.	10,690	307,338
VF Corp.	15,244	269,361
Total		6,195,409
Total Consumer Discretionary		176,901,737
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.5%
Beverages 1.6%
Brown-Forman Corp., Class B	8,438	486,788
Coca-Cola Co. (The)	179,491	10,047,906
Constellation Brands, Inc., Class A	7,439	1,869,644
Keurig Dr. Pepper, Inc.	46,397	1,464,753
Molson Coors Beverage Co., Class B	8,560	544,331
Monster Beverage Corp.(a)	34,301	1,816,238
PepsiCo, Inc.	63,487	10,757,237
Total		26,986,897
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	20,438	11,546,652
Dollar General Corp.	10,116	1,070,273
Dollar Tree, Inc.(a)	9,656	1,027,881
Kroger Co. (The)	30,454	1,362,816
Sysco Corp.	23,295	1,538,635
Target Corp.	21,287	2,353,704
Walgreens Boots Alliance, Inc.	33,045	734,921
Walmart, Inc.	65,821	10,526,753
Total		30,161,635
Food Products 1.0%
Archer-Daniels-Midland Co.	24,725	1,864,760
Bunge Ltd.	6,947	752,013
Campbell Soup Co.	9,074	372,760
ConAgra Foods, Inc.	22,039	604,309
General Mills, Inc.	26,988	1,726,962
Hershey Co. (The)	6,911	1,382,753
Hormel Foods Corp.	13,352	507,777
JM Smucker Co. (The)	4,709	578,783
Kellanova	12,157	723,463
Kraft Heinz Co. (The)	36,821	1,238,658
Lamb Weston Holdings, Inc.	6,724	621,701
McCormick & Co., Inc.	11,581	875,987
Mondelez International, Inc., Class A	62,741	4,354,225
Tyson Foods, Inc., Class A	13,169	664,903
Total		16,269,054

Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.3%
Church & Dwight Co., Inc.	11,347	1,039,725
Clorox Co. (The)	5,711	748,484
Colgate-Palmolive Co.	38,126	2,711,140
Kimberly-Clark Corp.	15,597	1,884,897
Procter & Gamble Co. (The)	108,717	15,857,462
Total		22,241,708
Personal Care Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	10,694	1,545,818
Kenvue, Inc.	79,482	1,595,998
Total		3,141,816
Tobacco 0.6%
Altria Group, Inc.	81,843	3,441,498
Philip Morris International, Inc.	71,593	6,628,080
Total		10,069,578
Total Consumer Staples		108,870,688
Energy 4.7%
Energy Equipment & Services 0.4%
Baker Hughes Co.	46,564	1,644,641
Halliburton Co.	41,440	1,678,320
Schlumberger NV	65,544	3,821,215
Total		7,144,176
Oil, Gas & Consumable Fuels 4.3%
APA Corp.	14,171	582,428
Chevron Corp.	81,827	13,797,669
ConocoPhillips Co.	55,227	6,616,195
Coterra Energy, Inc.	34,933	944,938
Devon Energy Corp.	29,549	1,409,487
Diamondback Energy, Inc.	8,247	1,277,295
EOG Resources, Inc.	26,853	3,403,886
EQT Corp.	16,679	676,834
Exxon Mobil Corp.	184,624	21,708,090
Hess Corp.	12,745	1,949,985
Kinder Morgan, Inc.	89,402	1,482,285
Marathon Oil Corp.	27,934	747,234
Marathon Petroleum Corp.	18,440	2,790,710
Occidental Petroleum Corp.	30,601	1,985,393
ONEOK, Inc.	26,856	1,703,476
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	20,536	2,467,400
Pioneer Natural Resources Co.	10,752	2,468,122
Targa Resources Corp.	10,317	884,373
Valero Energy Corp.	16,286	2,307,889
Williams Companies, Inc. (The)	56,100	1,890,009
Total		71,093,698
Total Energy		78,237,874
Financials 12.7%
Banks 3.0%
Bank of America Corp.	318,837	8,729,757
Citigroup, Inc.	88,812	3,652,838
Citizens Financial Group, Inc.	21,782	583,758
Comerica, Inc.	6,077	252,499
Fifth Third Bancorp	31,402	795,413
Huntington Bancshares, Inc.	66,775	694,460
JPMorgan Chase & Co.	134,026	19,436,451
KeyCorp	43,164	464,445
M&T Bank Corp.	7,651	967,469
PNC Financial Services Group, Inc. (The)	18,367	2,254,917
Regions Financial Corp.	43,277	744,364
Truist Financial Corp.	61,430	1,757,512
U.S. Bancorp	71,806	2,373,906
Wells Fargo & Co.	168,740	6,894,716
Zions Bancorp	6,832	238,368
Total		49,840,873
Capital Markets 2.8%
Ameriprise Financial, Inc.(b)	4,733	1,560,375
Bank of New York Mellon Corp. (The)	35,917	1,531,860
BlackRock, Inc.	6,473	4,184,730
Blackstone, Inc.	32,733	3,507,014
Cboe Global Markets, Inc.	4,866	760,118
Charles Schwab Corp. (The)	68,578	3,764,932
CME Group, Inc.	16,591	3,321,850
FactSet Research Systems, Inc.	1,759	769,140
Franklin Resources, Inc.	13,117	322,416
Goldman Sachs Group, Inc. (The)	15,204	4,919,558
Intercontinental Exchange, Inc.	26,396	2,904,088
Invesco Ltd.	20,690	300,419
MarketAxess Holdings, Inc.	1,738	371,306

4	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moody’s Corp.	7,278	2,301,085
Morgan Stanley	58,842	4,805,626
MSCI, Inc.	3,648	1,871,716
Nasdaq, Inc.	15,635	759,705
Northern Trust Corp.	9,547	663,326
Raymond James Financial, Inc.	8,668	870,527
S&P Global, Inc.	15,007	5,483,708
State Street Corp.	14,695	983,977
T. Rowe Price Group, Inc.	10,344	1,084,775
Total		47,042,251
Consumer Finance 0.4%
American Express Co.	26,832	4,003,066
Capital One Financial Corp.	17,592	1,707,304
Discover Financial Services	11,527	998,584
Synchrony Financial	19,286	589,573
Total		7,298,527
Financial Services 4.3%
Berkshire Hathaway, Inc., Class B(a)	84,107	29,462,682
Fidelity National Information Services, Inc.	27,324	1,510,197
Fiserv, Inc.(a)	28,115	3,175,870
FleetCor Technologies, Inc.(a)	3,411	870,965
Global Payments, Inc.	11,991	1,383,642
Jack Henry & Associates, Inc.	3,361	507,982
MasterCard, Inc., Class A	38,372	15,191,859
PayPal Holdings, Inc.(a)	50,640	2,960,414
Visa, Inc., Class A	74,104	17,044,661
Total		72,108,272
Insurance 2.2%
Aflac, Inc.	24,932	1,913,531
Allstate Corp. (The)	12,064	1,344,050
American International Group, Inc.	32,832	1,989,619
Aon PLC, Class A	9,356	3,033,402
Arch Capital Group Ltd.(a)	17,200	1,371,012
Arthur J Gallagher & Co.	9,939	2,265,396
Assurant, Inc.	2,445	351,053
Brown & Brown, Inc.	10,856	758,183
Chubb Ltd.	18,943	3,943,554
Cincinnati Financial Corp.	7,234	739,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Everest Group Ltd.	2,002	744,083
Globe Life, Inc.	4,010	436,007
Hartford Financial Services Group, Inc. (The)	14,104	1,000,115
Loews Corp.	8,528	539,908
Marsh & McLennan Companies, Inc.	22,781	4,335,224
MetLife, Inc.	29,133	1,832,757
Principal Financial Group, Inc.	10,256	739,150
Progressive Corp. (The)	26,995	3,760,404
Prudential Financial, Inc.	16,741	1,588,554
Travelers Companies, Inc. (The)	10,559	1,724,390
Willis Towers Watson PLC	4,834	1,010,113
WR Berkley Corp.	9,383	595,727
Total		36,016,198
Total Financials		212,306,121
Health Care 13.2%
Biotechnology 2.1%
AbbVie, Inc.	81,402	12,133,782
Amgen, Inc.	24,669	6,630,040
Biogen, Inc.(a)	6,679	1,716,570
Gilead Sciences, Inc.	57,465	4,306,427
Incyte Corp.(a)	8,578	495,551
Moderna, Inc.(a)	15,271	1,577,342
Regeneron Pharmaceuticals, Inc.(a)	4,923	4,051,432
Vertex Pharmaceuticals, Inc.(a)	11,903	4,139,149
Total		35,050,293
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	80,033	7,751,196
Align Technology, Inc.(a)	3,283	1,002,366
Baxter International, Inc.	23,355	881,418
Becton Dickinson & Co.	13,380	3,459,131
Boston Scientific Corp.(a)	67,529	3,565,531
Cooper Companies, Inc. (The)	2,283	726,017
Dentsply Sirona, Inc.	9,764	333,538
DexCom, Inc.(a)	17,888	1,668,950
Edwards Lifesciences Corp.(a)	28,037	1,942,403
GE HealthCare Technologies, Inc.	18,040	1,227,442
Hologic, Inc.(a)	11,297	784,012
IDEXX Laboratories, Inc.(a)	3,828	1,673,870
Insulet Corp.(a)	3,220	513,558

Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuitive Surgical, Inc.(a)	16,204	4,736,267
Medtronic PLC	61,392	4,810,677
ResMed, Inc.	6,776	1,001,967
STERIS PLC	4,550	998,361
Stryker Corp.	15,588	4,259,733
Teleflex, Inc.	2,167	425,620
Zimmer Biomet Holdings, Inc.	9,637	1,081,464
Total		42,843,521
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	11,742	1,019,440
Cencora, Inc.	7,688	1,383,609
Centene Corp.(a)	24,973	1,720,140
Cigna Group (The)	13,650	3,904,856
CVS Health Corp.	59,235	4,135,788
DaVita, Inc.(a)	2,484	234,813
Elevance Health, Inc.	10,868	4,732,145
HCA Healthcare, Inc.	9,282	2,283,186
Henry Schein, Inc.(a)	6,022	447,134
Humana, Inc.	5,714	2,779,975
Laboratory Corp. of America Holdings	4,086	821,490
McKesson Corp.	6,222	2,705,637
Molina Healthcare, Inc.(a)	2,689	881,696
Quest Diagnostics, Inc.	5,176	630,747
UnitedHealth Group, Inc.	42,720	21,538,997
Universal Health Services, Inc., Class B	2,866	360,342
Total		49,579,995
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	13,622	1,523,212
Bio-Rad Laboratories, Inc., Class A(a)	963	345,187
Bio-Techne Corp.	7,261	494,256
Charles River Laboratories International, Inc.(a)	2,365	463,493
Danaher Corp.	30,306	7,518,919
Illumina, Inc.(a)	7,301	1,002,281
IQVIA Holdings, Inc.(a)	8,445	1,661,554
Mettler-Toledo International, Inc.(a)	1,008	1,116,935
Revvity, Inc.	5,725	633,758
Thermo Fisher Scientific, Inc.	17,800	9,009,826
Common Stocks (continued)
Issuer	Shares	Value ($)
Waters Corp.(a)	2,726	747,496
West Pharmaceutical Services, Inc.	3,406	1,277,965
Total		25,794,882
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	96,348	5,592,038
Catalent, Inc.(a)	8,314	378,536
Eli Lilly & Co.	36,776	19,753,493
Johnson & Johnson	111,055	17,296,816
Merck & Co., Inc.	117,028	12,048,033
Organon & Co.	11,787	204,622
Pfizer, Inc.	260,387	8,637,037
Viatris, Inc.	55,321	545,465
Zoetis, Inc.	21,229	3,693,422
Total		68,149,462
Total Health Care		221,418,153
Industrials 8.2%
Aerospace & Defense 1.5%
Axon Enterprise, Inc.(a)	3,241	644,927
Boeing Co. (The)(a)	26,150	5,012,432
General Dynamics Corp.	10,452	2,309,578
Howmet Aerospace, Inc.	18,060	835,275
Huntington Ingalls Industries, Inc.	1,839	376,223
L3Harris Technologies, Inc.	8,723	1,518,849
Lockheed Martin Corp.	10,337	4,227,419
Northrop Grumman Corp.	6,559	2,887,206
RTX Corp.	67,127	4,831,130
Textron, Inc.	9,135	713,809
TransDigm Group, Inc.(a)	2,545	2,145,766
Total		25,502,614
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	5,370	462,518
Expeditors International of Washington, Inc.	6,821	781,891
FedEx Corp.	10,671	2,826,961
United Parcel Service, Inc., Class B	33,357	5,199,356
Total		9,270,726

6	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.4%
Allegion PLC	4,048	421,802
AO Smith Corp.	5,746	379,983
Carrier Global Corp.	38,631	2,132,431
Johnson Controls International PLC	31,376	1,669,517
Masco Corp.	10,373	554,437
Trane Technologies PLC	10,534	2,137,454
Total		7,295,624
Commercial Services & Supplies 0.5%
Cintas Corp.	3,988	1,918,268
Copart, Inc.(a)	40,075	1,726,832
Republic Services, Inc.	9,483	1,351,422
Rollins, Inc.	12,948	483,349
Waste Management, Inc.	17,000	2,591,480
Total		8,071,351
Construction & Engineering 0.1%
Quanta Services, Inc.	6,696	1,252,621
Electrical Equipment 0.6%
AMETEK, Inc.	10,640	1,572,166
Eaton Corp. PLC	18,402	3,924,779
Emerson Electric Co.	26,357	2,545,296
Generac Holdings, Inc.(a)	2,871	312,824
Rockwell Automation, Inc.	5,297	1,514,253
Total		9,869,318
Ground Transportation 0.8%
CSX Corp.	92,530	2,845,298
JB Hunt Transport Services, Inc.	3,765	709,778
Norfolk Southern Corp.	10,470	2,061,857
Old Dominion Freight Line, Inc.	4,132	1,690,566
Union Pacific Corp.	28,108	5,723,632
Total		13,031,131
Industrial Conglomerates 0.8%
3M Co.	25,457	2,383,284
General Electric Co.	50,195	5,549,057
Honeywell International, Inc.	30,621	5,656,924
Total		13,589,265
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.8%
Caterpillar, Inc.	23,527	6,422,871
Cummins, Inc.	6,533	1,492,529
Deere & Co.	12,575	4,745,554
Dover Corp.	6,451	899,979
Fortive Corp.	16,235	1,203,988
IDEX Corp.	3,487	725,366
Illinois Tool Works, Inc.	12,691	2,922,864
Ingersoll Rand, Inc.	18,651	1,188,442
Nordson Corp.	2,497	557,255
Otis Worldwide Corp.	18,989	1,525,007
PACCAR, Inc.	24,111	2,049,917
Parker-Hannifin Corp.	5,917	2,304,790
Pentair PLC	7,615	493,071
Snap-On, Inc.	2,440	622,346
Stanley Black & Decker, Inc.	7,067	590,660
Westinghouse Air Brake Technologies Corp.	8,261	877,896
Xylem, Inc.	11,107	1,011,070
Total		29,633,605
Passenger Airlines 0.2%
Alaska Air Group, Inc.(a)	5,867	217,548
American Airlines Group, Inc.(a)	30,132	385,991
Delta Air Lines, Inc.	29,674	1,097,938
Southwest Airlines Co.	27,470	743,613
United Airlines Holdings, Inc.(a)	15,126	639,830
Total		3,084,920
Professional Services 0.8%
Automatic Data Processing, Inc.	19,000	4,571,020
Broadridge Financial Solutions, Inc.	5,447	975,285
Ceridian HCM Holding, Inc.(a)	7,177	486,959
Equifax, Inc.	5,660	1,036,799
Jacobs Solutions, Inc.	5,807	792,656
Leidos Holdings, Inc.	6,335	583,834
Paychex, Inc.	14,799	1,706,769
Paycom Software, Inc.	2,272	589,061
Robert Half, Inc.	4,939	361,930
Verisk Analytics, Inc.	6,689	1,580,209
Total		12,684,522

Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	26,349	1,439,709
United Rentals, Inc.	3,149	1,399,951
W.W. Grainger, Inc.	2,052	1,419,656
Total		4,259,316
Total Industrials		137,545,013
Information Technology 27.2%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	11,565	2,127,150
Cisco Systems, Inc.	187,938	10,103,547
F5, Inc.(a)	2,735	440,718
Juniper Networks, Inc.	14,821	411,876
Motorola Solutions, Inc.	7,703	2,097,065
Total		15,180,356
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	27,508	2,310,397
CDW Corp.	6,182	1,247,280
Corning, Inc.	35,405	1,078,790
Keysight Technologies, Inc.(a)	8,226	1,088,382
TE Connectivity Ltd.	14,479	1,788,591
Teledyne Technologies, Inc.(a)	2,171	887,027
Trimble Navigation Ltd.(a)	11,452	616,805
Zebra Technologies Corp., Class A(a)	2,368	560,103
Total		9,577,375
IT Services 1.2%
Accenture PLC, Class A	29,092	8,934,444
Akamai Technologies, Inc.(a)	7,010	746,845
Cognizant Technology Solutions Corp., Class A	23,292	1,577,800
DXC Technology Co.(a)	9,462	197,094
EPAM Systems, Inc.(a)	2,673	683,459
Gartner, Inc.(a)	3,635	1,249,022
International Business Machines Corp.	42,015	5,894,705
VeriSign, Inc.(a)	4,138	838,069
Total		20,121,438
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.(a)	74,513	7,661,427
Analog Devices, Inc.	23,125	4,048,956
Applied Materials, Inc.	38,728	5,361,892
Broadcom, Inc.	19,033	15,808,429
Enphase Energy, Inc.(a)	6,289	755,623
First Solar, Inc.(a)	4,927	796,154
Intel Corp.	193,147	6,866,376
KLA Corp.	6,305	2,891,851
Lam Research Corp.	6,148	3,853,382
Microchip Technology, Inc.	25,104	1,959,367
Micron Technology, Inc.	50,514	3,436,467
Monolithic Power Systems, Inc.	2,203	1,017,786
NVIDIA Corp.	113,914	49,551,451
NXP Semiconductors NV	11,890	2,377,049
ON Semiconductor Corp.(a)	19,902	1,849,891
Qorvo, Inc.(a)	4,516	431,143
QUALCOMM, Inc.	51,469	5,716,147
Skyworks Solutions, Inc.	7,351	724,735
SolarEdge Technologies, Inc.(a)	2,608	337,762
Teradyne, Inc.	7,103	713,567
Texas Instruments, Inc.	41,875	6,658,544
Total		122,817,999
Software 10.0%
Adobe, Inc.(a)	21,021	10,718,608
ANSYS, Inc.(a)	4,003	1,191,093
Autodesk, Inc.(a)	9,857	2,039,512
Cadence Design Systems, Inc.(a)	12,535	2,936,951
Fair Isaac Corp.(a)	1,146	995,335
Fortinet, Inc.(a)	30,062	1,764,038
Gen Digital, Inc.	25,952	458,831
Intuit, Inc.	12,916	6,599,301
Microsoft Corp.	342,654	108,193,000
Oracle Corp.	72,604	7,690,216
Palo Alto Networks, Inc.(a)	14,106	3,307,011
PTC, Inc.(a)	5,480	776,406
Roper Technologies, Inc.	4,921	2,383,142
Salesforce, Inc.(a)	44,920	9,108,878
ServiceNow, Inc.(a)	9,408	5,258,696

8	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	7,017	3,220,592
Tyler Technologies, Inc.(a)	1,941	749,498
Total		167,391,108
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.(c)	677,775	116,041,858
Hewlett Packard Enterprise Co.	59,564	1,034,627
HP, Inc.	40,015	1,028,385
NetApp, Inc.	9,723	737,781
Seagate Technology Holdings PLC	8,895	586,625
Western Digital Corp.(a)	14,755	673,271
Total		120,102,547
Total Information Technology		455,190,823
Materials 2.4%
Chemicals 1.7%
Air Products & Chemicals, Inc.	10,245	2,903,433
Albemarle Corp.	5,412	920,257
Celanese Corp., Class A	4,616	579,400
CF Industries Holdings, Inc.	8,899	763,000
Corteva, Inc.	32,734	1,674,672
Dow, Inc.	32,425	1,671,833
DuPont de Nemours, Inc.	21,171	1,579,145
Eastman Chemical Co.	5,468	419,505
Ecolab, Inc.	11,700	1,981,980
FMC Corp.	5,753	385,278
International Flavors & Fragrances, Inc.	11,772	802,497
Linde PLC	22,504	8,379,364
LyondellBasell Industries NV, Class A	11,812	1,118,596
Mosaic Co. (The)	15,324	545,534
PPG Industries, Inc.	10,862	1,409,888
Sherwin-Williams Co. (The)	10,911	2,782,851
Total		27,917,233
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,850	1,169,868
Vulcan Materials Co.	6,128	1,237,979
Total		2,407,847
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	67,862	621,616
Avery Dennison Corp.	3,716	678,802
Ball Corp.	14,530	723,303
International Paper Co.	15,957	565,995
Packaging Corp. of America	4,147	636,772
Sealed Air Corp.	6,659	218,815
WestRock Co.	11,819	423,120
Total		3,868,423
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	66,118	2,465,540
Newmont Corp.	36,652	1,354,291
Nucor Corp.	11,471	1,793,491
Steel Dynamics, Inc.	7,181	769,947
Total		6,383,269
Total Materials		40,576,772
Real Estate 2.4%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	25,230	463,223
Ventas, Inc.	18,557	781,806
Welltower, Inc.	23,923	1,959,772
Total		3,204,801
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	32,819	527,401
Industrial REITs 0.3%
Prologis, Inc.	42,608	4,781,044
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	7,182	718,918
Boston Properties, Inc.	6,656	395,899
Total		1,114,817
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	14,289	1,055,386
CoStar Group, Inc.(a)	18,832	1,447,992
Total		2,503,378

Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,550	1,124,897
Camden Property Trust	4,924	465,712
Equity Residential	15,907	933,900
Essex Property Trust, Inc.	2,960	627,786
Invitation Homes, Inc.	26,529	840,704
Mid-America Apartment Communities, Inc.	5,381	692,266
UDR, Inc.	13,980	498,667
Total		5,183,932
Retail REITs 0.3%
Federal Realty Investment Trust	3,384	306,692
Kimco Realty Corp.	28,588	502,863
Realty Income Corp.	32,689	1,632,489
Regency Centers Corp.	7,578	450,436
Simon Property Group, Inc.	15,090	1,630,173
Total		4,522,653
Specialized REITs 1.0%
American Tower Corp.	21,499	3,535,510
Crown Castle, Inc.	20,001	1,840,692
Digital Realty Trust, Inc.	13,961	1,689,560
Equinix, Inc.	4,315	3,133,812
Extra Space Storage, Inc.	9,744	1,184,675
Iron Mountain, Inc.	13,460	800,197
Public Storage	7,298	1,923,169
SBA Communications Corp.	4,999	1,000,650
VICI Properties, Inc.	46,738	1,360,076
Weyerhaeuser Co.	33,701	1,033,273
Total		17,501,614
Total Real Estate		39,339,640
Utilities 2.4%
Electric Utilities 1.6%
Alliant Energy Corp.	11,655	564,685
American Electric Power Co., Inc.	23,759	1,787,152
Constellation Energy Corp.	14,832	1,617,875
Duke Energy Corp.	35,544	3,137,113
Edison International	17,677	1,118,777
Entergy Corp.	9,752	902,060
Evergy, Inc.	10,594	537,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Eversource Energy	16,100	936,215
Exelon Corp.	45,899	1,734,523
FirstEnergy Corp.	23,800	813,484
NextEra Energy, Inc.	93,332	5,346,990
NRG Energy, Inc.	10,567	407,041
PG&E Corp.(a)	96,446	1,555,674
Pinnacle West Capital Corp.	5,226	385,052
PPL Corp.	33,994	800,899
Southern Co. (The)	50,295	3,255,092
Xcel Energy, Inc.	25,436	1,455,448
Total		26,355,196
Gas Utilities 0.0%
Atmos Energy Corp.	6,847	725,303
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	30,883	469,421
Multi-Utilities 0.7%
Ameren Corp.	12,118	906,790
CenterPoint Energy, Inc.	29,110	781,603
CMS Energy Corp.	13,454	714,542
Consolidated Edison, Inc.	15,908	1,360,611
Dominion Energy, Inc.	38,591	1,723,860
DTE Energy Co.	9,509	944,054
NiSource, Inc.	19,059	470,376
Public Service Enterprise Group, Inc.	23,019	1,310,011
Sempra	29,023	1,974,435
WEC Energy Group, Inc.	14,548	1,171,841
Total		11,358,123
Water Utilities 0.1%
American Water Works Co., Inc.	8,978	1,111,746
Total Utilities		40,019,789
Total Common Stocks (Cost $991,670,247)		1,657,407,987

10	Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2023 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(d)	14,358,688	14,354,380
Total Money Market Funds (Cost $14,354,171)		14,354,380
Total Investments in Securities (Cost: $1,006,024,418)		1,671,762,367
Other Assets & Liabilities, Net		(222,412)
Net Assets		1,671,539,955
At September 30, 2023, securities and/or cash totaling $2,807,844 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	67	12/2023	USD	14,490,425	—	(603,166)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	1,556,539	—	(8,410)	12,246	1,560,375	79,607	19,545	4,733
Columbia Short-Term Cash Fund, 5.515%
	15,170,108	68,554,115	(69,368,712)	(1,131)	14,354,380	(1,691)	526,276	14,358,688
Total	16,726,647			11,115	15,914,755	77,916	545,821

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Large Cap Index Fund | Third Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7014_12_B01_(11/23)